SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Time deposits	363,856	285,872	43,812

The Company recorded interest income related to its short-term investments amounting to RMB7,303, RMB8,687 and RMB5,712 (US$875) for the years ended December 31, 2018, 2019 and 2020, respectively, in the consolidated statements of operations.